Leases (Details) - Schedule of future minimum lease payments $ in Thousands	Dec. 31, 2020 USD ($)
Schedule of future minimum lease payments [Abstract]
2021	$ 363
2022	213
2023	125
2024	112
2025	102
2026	42
Total	$ 957